Employee Future Benefits - Schedule of Allocation of and Fair Value of Plan Assets (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Defined Benefit Plan Disclosure [Line Items]
2025 Target Allocation	100.00%
Actual plan asset allocation	100.00%	100.00%
Fair value of plan assets	$ 4,275	$ 4,119
Equities
Defined Benefit Plan Disclosure [Line Items]
2025 Target Allocation	46.00%
Actual plan asset allocation	45.00%	47.00%
Fair value of plan assets	$ 1,898	$ 1,941
Fixed income
Defined Benefit Plan Disclosure [Line Items]
2025 Target Allocation	46.00%
Actual plan asset allocation	47.00%	45.00%
Fair value of plan assets	$ 2,027	$ 1,829
Real estate
Defined Benefit Plan Disclosure [Line Items]
2025 Target Allocation	7.00%
Actual plan asset allocation	7.00%	7.00%
Fair value of plan assets	$ 309	$ 300
Cash and other
Defined Benefit Plan Disclosure [Line Items]
2025 Target Allocation	1.00%
Actual plan asset allocation	1.00%	1.00%
Fair value of plan assets	$ 41	$ 49
Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,128	1,064
Level 1 | Equities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	821	773
Level 1 | Fixed income
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	291	268
Level 1 | Real estate
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Level 1 | Cash and other
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	16	23
Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2,838	2,755
Level 2 | Equities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,077	1,168
Level 2 | Fixed income
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,736	1,561
Level 2 | Real estate
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Level 2 | Cash and other
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	25	26
Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	309	300	$ 291
Level 3 | Equities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Level 3 | Fixed income
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Level 3 | Real estate
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	309	300
Level 3 | Cash and other
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 0	$ 0